Equity Method Investments - Information on the Groups Share in Associates and Joint Ventures individually immaterial (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Information on the Groups Share in Associates and Joint Ventures individually immaterial
Number of associates Deutsche Bank Group holds interests	€ 77	€ 92
Number of jointly controlled entities Deutsche Bank Group holds interests	€ 13	€ 14